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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21978

                      Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Floating Rate Fund

 Schedule of Investments  07/31/2011

 Shares

 Float Rate

 S&P/Moody's

 Value

 Ratings

 CONVERTIBLE CORPORATE BONDS - 0.4%

 Pharmaceuticals & Biotechnology - 0.2%

 Biotechnology - 0.2%

 500,000

 NR / NR

 Cubist Pharmaceuticals, Inc., 2.5%, 11/01/17

 $

 667,500

 Total Pharmaceuticals & Biotechnology

 $

 667,500

 Diversified Financials - 0.3%

 Asset Management & Custody Banks - 0.3%

 1,000,000

 BBB / NR

 Apollo Investment Corp., 5.75%, 1/15/16

 $

 981,250

 Total Diversified Financials

 $

 981,250

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost  $1,489,982)

 $

 1,648,750

 PREFERRED STOCKS - 0.0%

 Capital Goods - 0.0%

 Industrial Machinery - 0.0%

 1,000

 Stanley Black & Decker, Inc., 4.75%, 11/17/15

 $

 112,790

 Total Capital Goods

 $

 112,790

 TOTAL PREFERRED STOCKS

 (Cost  $100,000)

 $

 112,790

 COMMON STOCKS - 0.1%

 Materials - 0.0%

 Steel - 0.0%

 5,699

 KNIA Holdings, Inc. *

 $

 39,836

 Total Materials

 $

 39,836

 Real Estate - 0.0%

 Real Estate Development - 0.0%

 106,253

 Newhall Land Development LLC *

 $

 175,317

 Total Real Estate

 $

 175,317

 TOTAL COMMON STOCKS

 (Cost  $132,116)

 $

 215,153

 ASSET BACKED SECURITIES - 1.0%

 Materials - 0.2%

 Aluminum - 0.2%

 907,635

 0.85

 AAA / Aaa

 Bayview Financial Acquisition, Floating Rate Note, 5/28/44

 $

 846,045

 Total Materials

 $

 846,045

 Banks - 0.5%

 Diversified Banks - 0.0%

 183,380

 AAA / NR

 Wells Fargo Home Equity Trust, 0.6415%, 12/25/35

 $

 157,309

 Thrifts & Mortgage Finance - 0.4%

 413,356

 0.49

 AAA / Aa1

 Bear Stearns Asset Backed Securities, Floating Rate Note, 2/25/36

 $

 393,654

 602,773

 AAA / Aa3

 Citigroup Mortgage Loan Trust Inc., 0.6615%, 8/25/35

 560,402

 241,498

 AAA / Aaa

 GSAMP Trust, 0.81%, 3/25/34

 234,549

 301,774

 0.34

 A / Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38

 294,988

 184,545

 AAA / Aaa

 Residential Asset Securities Corp., 0.7315%, 12/25/34

 173,229

 $

 1,656,822

 Total Banks

 $

 1,814,131

 Diversified Financials - 0.3%

 Diversified Finance Services - 0.0%

 153,705

 B / B1

 Ellington Loan Acquisitions, 1.0625%,  5/27/37

 $

 140,331

 Specialized Finance - 0.2%

 94,809

 0.49

 AA+ / Baa3

 Aegis Asset Backed Securities, Floating Rate Note, 3/25/12

 $

 82,511

 200,000

 BBB- / Baa3

 Dominos Pizza Master Issuer, 5.261%, 4/25/37

 203,500

 400,000

 0.59

 CCC+ / Caa2

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 261,580

 400,000

 0.64

 CCC+ / Caa2

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 261,588

 55,402

 B+ / Baa3

 Lease Investment Flight Trust, 0.69125%, 7/15/16

 54,848

 $

 864,027

 Total Diversified Financials

 $

 1,004,358

 TOTAL ASSET BACKED SECURITIES

 (Cost  $3,636,430)

 $

 3,664,534

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%

 Banks - 0.2%

 Thrifts & Mortgage Finance - 0.2%

 364,086

 AAA / A3

 Sequoia Mortgage Trust, 0.74969%, 1/20/35

 $

 289,042

 309,923

 2.99

 NR / Ba3

 Wells Fargo Mortgage Backed Se, Floating Rate Note, 1/25/35

 281,012

 207,302

 2.97

 AAA / A2

 Wells Fargo Mortgage Backed Se, Floating Rate Note, 6/25/34

 197,749

 $

 767,803

 Total Banks

 $

 767,803

 Diversified Financials - 0.4%

 Diversified Finance Services - 0.3%

 300,000

 BBB- / A3

 Morgan Stanley Capital, 0.919%, 12/15/20

 $

 273,055

 296,626

 0.79

 AAA / Baa2

 Residential Accredit Loans Inc., Floating Rate Note, 4/25/34

 276,751

 979,742

 4.22

 NR / A2

 Velocity Commercial Capital Inc., Floating Rate Note, 8/25/40

 847,476

 $

 1,397,282

 Total Diversified Financials

 $

 1,397,282

 Real Estate - 0.1%

 Mortgage Real Estate Investment Trusts- 0.1%

 140,603

 AAA / Caa1

 American Home Mortgage Investment Trust, 2.45469%, 6/25/45

 $

 109,901

 386,235

 AAA / B1

 American Home Mortgage Investment Trust, 2.465%, 6/25/45

 349,438

 $

 459,339

 Total Real Estate

 $

 459,339

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $2,685,336)

 $

 2,624,424

 CORPORATE BONDS - 5.4%

 Energy - 1.1%

 Coal & Consumable Fuels - 0.1%

 400,000

 B / B3

 Murray Energy Corp., 10.25%, 10/15/15

 $

 420,000

 Oil & Gas Drilling - 0.3%

 1,500,000

 NR / NR

 Aker Drilling AS/OLD, 9.53%, 2/24/16

 $

 272,879

 769,230

 2.94

 NA / Ba2

 DDI HOLDING AS, Floating Rate Note, 3/15/12 (144A)

 765,384

 150,000

 B- / B3

 Offshore Group Investments, 11.5%, 8/1/15

 166,125

 $

 1,204,388

 Oil & Gas Equipment And Services - 0.2%

 820,000

 3.42

 NR / NR

 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)

 $

 623,200

 Oil & Gas Exploration & Production - 0.4%

 498,000

 BB- / B1

 Denbury Resources, Inc., 8.25%, 2/15/20

 $

 550,290

 350,000

 B / B2

 Linn Energy LLC, 8.625%, 4/15/20 (144A)

 387,625

 250,000

 B- / Caa1

 Oasis Petroleum, Inc., 7.25%, 8/1/11

 257,500

 250,000

 3.87

 B / B3

 SandRidge Energy, Inc., Floating Rate Note, 4/1/14

 248,162

 250,000

 BB / B1

 SM Energy Co., 6.625%, 2/15/19

 257,500

 $

 1,701,077

 Total Energy

 $

 3,948,665

 Materials - 0.8%

 Aluminum - 0.1%

 280,000

 B / B2

 Novelis Inc/GA, 8.375%, 12/15/17

 $

 304,850

 Paper Packaging - 0.5%

 1,000,000

 B / B1

 Berry Plastics Corp., 5.03906%, 12/15/15

 $

 985,000

 765,000

 B / B3

 Packaging Dynamics Corp., 8.75%, 2/1/16

 787,950

 $

 1,772,950

 Paper Products - 0.2%

 225,000

 B+ / B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $

 237,938

 250,000

 CCC+ / B3

 Appleton Papers, Inc., 11.25%, 12/15/15

 257,188

 250,000

 BB / Ba3

 Clearwater Paper Corp., 10.625%, 6/15/16

 281,875

 $

 777,001

 Total Materials

 $

 2,854,801

 Capital Goods - 0.3%

 Aerospace & Defense - 0.0%

 45,000

 BBB- / Ba3

 DigitalGlobe, Inc., 10.5%, 5/1/14

 $

 49,725

 150,000

 BB- / Ba3

 Spirit Aerosystems Inc., 7.5%, 10/1/17

 159,750

 $

 209,475

 Building Products - 0.0%

 90,000

 BB / B2

 USG Corp., 9.75%, 8/1/14 (144A)

 $

 94,050

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 400,000

 B+ / B1

 Titan International, Inc., 7.875%, 10/1/17

 $

 426,000

 Electrical Component & Equipment - 0.1%

 200,000

 B / B3

 Coleman Cable Inc., 9.0%, 2/15/18

 $

 207,500

 250,000

 B / B2

 WireCo WorldGroup, 9.5%, 5/15/17

 263,750

 $

 471,250

 Total Capital Goods

 $

 1,200,775

 Transportation - 0.1%

 Airlines - 0.1%

 9,990

 0.00

 B- / Ba3

 Continental Airlines Inc., 7.461%, 4/1/13

 $

 9,896

 500,000

 BB / Ba3

 Delta Air Lines 2010, 6.75%, 11/23/15

 480,000

 $

 489,896

 Total Transportation

 $

 489,896

 Automobiles & Components - 0.1%

 Tires & Rubber - 0.1%

 225,000

 B+ / B1

 Goodyear Tire & Rubber Co., 8.25%, 8/15/20

 $

 246,938

 Total Automobiles & Components

 $

 246,938

 Consumer Durables & Apparel - 0.1%

 Leisure Products - 0.1%

 180,000

 B / Ba3

 FGI Operating Co., Inc., 10.25%, 8/1/15

 $

 192,600

 Textiles - 0.0%

 250,000

 B / B1

 Polymer Group, Inc., 7.75%, 2/1/19

 $

 259,063

 Total Consumer Durables & Apparel

 $

 451,663

 Consumer Services - 0.1%

 Specialized Consumer Services - 0.1%

 430,000

 BB- / Ba3

 Service Corp. International/U.S., 7.0%, 5/15/19

 $

 459,025

 Total Consumer Services

 $

 459,025

 Media - 0.2%

 Broadcasting - 0.2%

 200,000

 BB- / B1

 CCO Holdings LLC, 7.25%, 10/30/17

 $

 211,000

 600,000

 B+ / B2

 CCO Holdings LLC, 7.0%, 1/15/19

 622,500

 $

 833,500

 Total Media

 $

 833,500

 Retailing - 0.1%

 Catalog Retail - 0.1%

 175,000

 BB+ / Ba2

 QVC, Inc., 7.5%, 10/1/19 (144A)

 $

 192,938

 Total Retailing

 $

 192,938

 Food Beverage & Tobacco - 0.1%

 Packaged Foods & Meats - 0.0%

 325,000

 B- / B3

 Blue Merger Sub, Inc., 7.625%, 2/15/19

 $

 334,344

 Total Food Beverage & Tobacco

 $

 334,344

 Health Care Equipment & Services - 0.3%

 Health Care Facilities - 0.2%

 500,000

 B+ / B1

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 $

 509,375

 500,000

 BB / Ba3

 HCA, Inc., 7.875%, 2/15/20

 541,250

 $

 1,050,625

 Total Health Care Equipment & Services

 $

 1,050,625

 Pharmaceuticals & Biotechnology - 0.1%

 Biotechnology - 0.1%

 250,000

 B / B3

 Grifols, Inc., 8.25%, 2/1/18

 $

 263,125

 Total Pharmaceuticals & Biotechnology

 $

 263,125

 Banks - 0.1%

 Diversified Banks - 0.1%

 235,000

 BB+ / Ba3

 ABN Amro North American, 6.523%, 12/29/49

 $

 215,025

 Regional Banks - 0.0%

 200,000

 8.71

 BBB / Baa3

 PNC Preferred Funding Trust III, Floating Rate Note, 3/29/49

 $

 209,436

 Total Banks

 $

 424,461

 Diversified Financials - 0.7%

 Diversified Finance Services - 0.5%

 500,000

 6.20

 BB+ / NR

 Caelus Re II Ltd, Floating Rate Note, 5/24/13

 $

 499,100

 500,000

 6.33

 BB / NR

 Lodestone Re Ltd., Floating Rate Note,  5/17/13 (144A)

 492,850

 250,000

 6.07

 BB / NR

 Lodestone Re Ltd., Floating Rate Note, 1/8/14

 243,925

 500,000

 8.37

 BB- / NR

 Lodestone Re Ltd, Floating Rate Note,  5/17/13 (144A)

 495,400

 400,000

 7.60

 BB- / NR

 Queen Street II Capital Ltd., Floating Rate Note, 4/9/14

 393,520

 $

 2,124,795

 Multi-Sector Holding - 0.1%

 500,000

 B / B2

 Constellation Enterprises LLC, 10.625%, 2/1/16

 $

 513,125

 Total Diversified Financials

 $

 2,637,920

 Insurance - 0.7%

 Reinsurance - 0.7%

 250,000

 7.19

 BB+ / NR

 Blue Fin Ltd., Floating Rate Note, 4/10/12

 $

 249,800

 500,000

 7.23

 BB+ / NR

 Foundation Re III Ltd., Floating Rate Note, 2/25/15

 491,300

 500,000

 8.99

 B- / NR

 Successor X Ltd., Floating Rate Note, 1/7/2014

 489,800

 250,000

 9.25

 B- / NR

 Successor X Ltd., Floating Rate Note, 12/13/13

 246,075

 500,000

 9.42

 B / NR

 Successor X Ltd., Floating Rate Note, 2/25/14

 488,800

 500,000

 9.36

 NR / NR

 Successor X Ltd., Floating Rate Note, 2/25/14

 487,200

 $

 2,452,975

 Total Insurance

 $

 2,452,975

 Real Estate - 0.1%

 Specialized Real Estate Investments Trust - 0.1%

 250,000

 BBB- / Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 $

 283,526

 Total Real Estate

 $

 283,526

 Software & Services - 0.1%

 Data Processing & Outsourced Services - 0.1%

 250,000

 B+ / B1

 First Data Corp., 8.875%, 8/15/20 (144A)

 $

 267,500

 Total Software & Services

 $

 267,500

 Telecommunication Services - 0.5%

 Alternative Carriers - 0.1%

 350,000

 B / Ba3

 *CA PAETEC Holding, 8.875%, 6/30/17 (144A)

 $

 376,250

 Integrated Telecom Services - 0.1%

 500,000

 B / B2

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 $

 505,000

 Wireless Telecommunication Services - 0.3%

 250,000

 B- / B3

 Cricket Communications, Inc., 7.75%, 10/15/20

 $

 248,125

 365,000

 B+ / Ba2

 Cricket Communications, Inc., 7.75%, 5/15/16

 389,181

 325,000

 B / B2

 MetroPCS Wireless, Inc., 6.625%, 11/15/20

 325,813

 $

 963,119

 Total Telecommunication Services

 $

 1,844,369

 Utilities - 0.1%

 Gas Utilities - 0.1%

 250,000

 B+ / Ba3

 Ferrellgas LP / Ferrellgas Finance Corp 6.5%, 5/1/21

 $

 241,250

 Total Utilities

 $

 241,250

 TOTAL CORPORATE BONDS

 (Cost  $19,880,540)

 $

 20,478,296

 MUNICIPAL BONDS - 1.1%

 Government - 1.1%

 Municipal  Development - 0.7%

 1,000,000

 CCC+ / Caa2

 Dallas-Fort Worth Texas International Airport, 6.0%, 11/1/14

 $

 957,370

 1,500,000

 BBB- / WR

 Indiana St Dev Fin, 5.75%, 10/1/11

 1,502,985

 $

 2,460,355

 Municipal  Medical - 0.1%

 540,000

 BB / Ba3

 New Jersey Health Care Facs, 5.125%, 7/1/14

 $

 522,855

 Municipal  Pollution - 0.1%

 500,000

 BBB+ / Baa1

 Power Cnty Idaho Pollution CTL, 5.625%, 10/1/14

 $

 501,325

 Municipal Gaming Authority - 0.2%

 750,000

 BB / NR

 Seneca Nation Indians Capital Improvements Authority, 5.25%, 12/1/16

 $

 707,010

 Total Government

 $

 4,191,545

 TOTAL MUNICIPAL BONDS

 (Cost  $4,206,866)

 $

 4,191,545

 SENIOR FLOATING RATE LOAN INTEREST - 89.3%

 Energy - 3.1%

 Coal & Consumable Fuels - 0.0%

 250,000

 11.19

 NR / NR

 Bumi Resources TBK P, Term Loan , 8/15/13

 $

 250,000

 Integrated Oil & Gas - 0.9%

 1,442,982

 7.00

 B+ / Caa3

 Big West Oil LLC, Term Loan, 3/31/16

 $

 1,454,707

 2,108,913

 4.50

 NR / NR

 Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16

 2,103,641

 $

 3,558,348

 Oil & Gas Equipment And Services - 1.0%

 1,187,179

 6.00

 NR / NR

 Aquilex Holdings LLC, Term Loan, 4/1/16

 $

 1,186,437

 2,438,007

 6.25

 NR / NR

 Frac Tech Services LLC/Frac Tech Finance, Inc., Term Loan, 4/19/16

 2,437,662

 173,651

 8.50

 B+ / NR

 Hudson Products Holdings, Inc., Term Loan, 8/24/15

 167,139

 $

 3,791,238

 Oil & Gas Refining & Marketing - 0.6%

 1,670,000

 4.25

 NR / Ba2

 Pilot Travel Centers LLC, Initial Tranche B Term Loan, 3/7/18

 $

 1,677,301

 605,000

 NR / NR

 Suncoke Energy, Inc., Tranche B Term Loan, 7/21/18

 606,894

 $

 2,284,195

 Oil & Gas Storage & Transportation - 0.5%

 1,800,000

 5.75

 NR / NR

 SemGroup LP, Term Loan B, 5/9/18

 $

 1,800,000

 Total Energy

 $

 11,683,781

 Materials - 9.2%

 Aluminum - 0.4%

 71,520

 1.94

 CC / Ba2

 Noranda Aluminum, Inc., Term B Loan, 5/18/14

 $

 71,043

 1,492,500

 3.75

 BB- / Ba2

 Novelis Inc/GA, Term Loan, 3/11/17

 1,496,542

 $

 1,567,585

 Commodity Chemicals - 0.5%

 1,986,425

 6.75

 BB- / B1

 Houghton International, Inc., B-1 Term Loan, 1/11/16

 $

 2,006,289

 $

 2,006,289

 Diversified Chemical - 2.1%

 1,875,000

 NR / NR

 Ashland, Inc., Term B Loan, 5/31/18

 $

 1,880,420

 121,651

 3.25

 BBB- / Ba1

 Celanese US Holdings LLC, Dollar Term C Loan , 10/31/16

 122,251

 631,456

 5.00

 CC / B3

 General Chemical Holding Co., New Tranche B Term Loan, 3/9/18

 637,441

 434,216

 7.50

 B / Ba3

 Ineos Group Holdings PLC, Term B1 Facility, 12/16/13

 653,318

 477,005

 8.00

 B / Ba3

 Ineos Group Holdings PLC, Term C1 Facility, 12/16/14

 717,698

 378,004

 7.50

 NR / NR

 Ineos U.S. Finance Corp., Senior Credit Facility Term B2, 12/16/13

 391,766

 418,201

 8.00

 NR / NR

 Ineos U.S. Finance Corp., Senior Credit Facility Term C2, 12/16/14

 433,426

 992,208

 4.89

 B- / Ba3

 Momentive Performance Materials, Inc., Tranche B-2B Term Loan, 5/5/15

 1,387,148

 195,956

 3.50

 BB+ / Ba1

 Solutia, Inc., Term-1 Loan, 8/16/17

 196,516

 1,666,625

 5.00

 NR / NR

 Univar, Inc., Term B Loan, 2/14/17

 1,665,881

 $

 8,085,865

 Diversified Metals & Mining - 0.6%

 1,110,000

 4.75

 B+ / NR

 U.S. Silica Co., Loan, 6/8/17

 $

 1,115,550

 1,241,888

 4.00

 NR / NR

 Walter Energy, Inc., B Term Loan, 2/3/18

 1,244,425

 $

 2,359,975

 Metal & Glass Containers - 0.4%

 1,141,764

 4.50

 BB / Ba2

 BWAY Holding Co., Replacement B Term Loan, 2/9/18

 $

 1,144,737

 151,843

 6.75

 B+ / B2

 Graham Packaging Co., C Term Loan, 4/5/14

 152,264

 101,369

 4.50

 BB / Ba2

 ICL Industrial Containers ULC, Replacement C Term Loan, 2/9/18

 101,633

 $

 1,398,634

 Paper Packaging - 0.6%

 2,104,112

 6.00

 B+ / B2

 Graham Packaging Co. LP, D Term Loan, 9/9/16

 $

 2,110,098

 257,118

 2.99

 BB / Ba2

 Graphic Packaging International, Inc., Incremental Term Loan, 5/16/14

 257,053

 $

 2,367,151

 Paper Products - 0.9%

 2,060,000

 6.50

 NR / NR

 Exopack Holding Corp., Term Loan B, 5/6/17

 $

 2,060,000

 463,905

 2.25

 BB+ / Baa2

 Georgia-Pacific Corp., B2 Term Loan, 12/20/12

 464,097

 1,017,450

 4.75

 NR / NR

 Ranpak Corp., USD Term Loan (First Lien), 3/28/17

 1,016,178

 $

 3,540,275

 Precious Metals & Minerals - 0.6%

 2,243,750

 5.25

 NR / NR

 Fairmount Minerals Ltd., Tranche B Term Loan, 3/1/17

 $

 2,251,228

 Specialty Chemicals - 2.3%

 1,750,000

 5.50

 NR / NR

 Chemtura Corp., Term Facility, 8/11/16

 $

 1,759,479

 886,358

 2.72

 BB- / Ba2

 Huntsman International LLC, Extended Term B Loan, 4/19/17

 862,537

 1,989,987

 4.50

 BB+ / Ba1

 Nalco Co., Tranche B-1 Term Loan, 9/21/17

 1,994,185

 500,000

 7.50

 NR / NR

 Norit NV, USD Term Loan, 06/21/17

 502,500

 2,000,000

 BB- / Ba2

 OM Group Inc., Term B Dollar Loan, 7/5/17

 2,000,000

 1,594,494

 5.75

 B+ / Ba2

 Omnova Solutions, Inc., Extended Loan, 4/12/17

 1,602,466

 $

 8,721,167

 Steel - 0.6%

 1,995,000

 4.75

 NR / NR

 JMC Steel Group, Term Loan, 2/15/17

 $

 2,006,197

 334,225

 10.50

 NR / NR

 Niagara Corp., Term Loan, 6/29/14

 327,540

 $

 2,333,737

 Total Materials

 $

 34,631,906

 Capital Goods - 9.7%

 Aerospace & Defense - 5.1%

 2,050,000

 7.75

 BB- / B2

 API Technologies Corp., Term Loan, 6/1/16

 $

 2,019,250

 1,026,165

 5.26

 NR / NR

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 7/31/14

 1,024,455

 985,979

 5.26

 NR / NR

 DAE Aviation Holdings, Inc., Tranche B-2 Loan, 7/31/14

 984,336

 1,588,116

 6.25

 BB- / Ba3

 DynCorp International, Term Loan, 7/7/16

 1,600,027

 1,492,424

 6.56

 BB / B1

 Hunter Defense Technologies, Inc., Series 1 New Term Loan, 8/22/14

 1,453,875

 392,890

 3.50

 B- / B1

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 381,594

 1,767,573

 9.25

 B- / Caa2

 IAP Worldwide Services, Inc., Term Loan (First-Lien), 12/20/12

 1,765,917

 1,494,994

 5.00

 NR / NR

 Scitor Corp., Term Loan, 1/21/17

 1,489,388

 1,500,000

 3.50

 B- / Ba3

 Sequa Corp., Term Loan, 12/3/14

 1,476,000

 1,990,000

 4.50

 NR / NR

 SI Organization, Inc., New Tranche B Term Loan, 11/22/16

 1,983,781

 1,000,000

 7.00

 NR / NR

 Sotera Defense Solutions Systems, Inc., Term B Loan, 4/22/17

 1,002,500

 193,462

 3.44

 NR / NR

 Spirit Aerosystems, Inc., Term B-2 Loan, 10/7/16

 194,762

 2,196,103

 4.50

 NR / Ba2

 Tasc, Inc., New Tranche B Term Loan, 04/25/15

 2,198,620

 1,619,369

 4.00

 BB- / Ba2

 TransDigm Group, Inc., Term Loan (First Lien), 2/3/17

 1,623,417

 $

 19,197,922

 Building Products - 1.8%

 598,500

 4.00

 BBB- / B1

 Armstrong World Industries Inc., Term Loan B-1, 3/8/18

 $

 599,747

 2,987,500

 6.00

 NR / B2

 CPG International I, Inc., Term Loan, 1/26/17

 2,985,633

 1,748,212

 5.75

 NR / NR

 Custom Building Products, Inc., Term Loan, 3/19/15

 1,763,509

 1,389,500

 5.75

 BB / Ba2

 Goodman Global Group, Inc., Initial Term Loan (First Lien), 10/6/16

 1,398,084

 $

 6,746,973

 Construction & Engineering - 0.0%

 112,493

 2.44

 NR / NR

 URS Corp., Tranche B Term Loan, 5/15/13

 $

 112,563

 Construction & Farm Machinery & Heavy Trucks - 0.7%

 1,485,000

 4.25

 BBB- / Ba2

 Manitowoc Co., Inc., Term B Loan, 10/11/17

 $

 1,492,420

 1,145,000

 BB / Ba2

 Terex Corp., U.S. Term Loan, 4/28/17

 1,150,009

 $

 2,642,429

 Electrical Component & Equipment - 0.6%

 696,500

 5.00

 NR / NR

 Pelican Products, Inc., Term Loan, 2/24/17

 $

 697,081

 1,491,239

 5.76

 NR / NR

 Scotsman Industries, Inc., Term Loan, 4/30/16

 1,495,899

 $

 2,192,980

 Industrial Conglomerates - 0.3%

 1,130,000

 6.25

 NR / NR

 Pro Mach Inc., Term Loan, 7/6/17

 $

 1,132,825

 Industrial Machinery - 1.1%

 1,873,720

 6.25

 BB- / B1

 Alliance Laundry Holdings, Term Loan, 9/10/16

 $

 1,890,895

 500,000

 4.25

 B / Ba2

 Trimas Corp., Tranche B Term Loan, 5/27/17

 500,625

 1,900,000

 5.50

 BB- / NR

 Xerium Technologies, Inc., Initial U.S. Term Loan, 5/4/17

 1,910,688

 $

 4,302,208

 Total Capital Goods

 $

 36,327,900

 Commercial Services & Supplies - 3.9%

 Commercial Printing - 0.5%

 1,992,494

 6.25

 NR / NR

 Cenveo Corp., Term B Facility, 12/15/16

 $

 2,009,306

 Diversified Support Services - 1.0%

 1,401,488

 5.00

 BB- / Ba3

 Allied Security Holdings, Term Loan (First Lien) , 2/3/17

 $

 1,409,371

 709,065

 5.75

 NR / NR

 infoGROUP, Inc., Term B Loan, 5/10/18

 700,645

 825,000

 5.00

 BB / Ba1

 KAR Auction Services, Inc., Term Loan, 4/26/17

 829,567

 977,766

 6.25

 BB- / Ba3

 Language Line Services Holdings, Inc., Tranche B Term Loan, 5/30/16

 984,488

 $

 3,924,071

 Environmental & Facilities Services - 0.9%

 1,766,125

 7.25

 BB- / Baa3

 Brickman Group Holdings, Inc., Tranche B Term Loan, 9/21/16

 $

 1,790,961

 215,925

 2.19

 D / B2

 Synagro Technologies, Inc., Term Loan (First Lien), 4/2/14

 200,810

 1,316,700

 4.75

 NR / NR

 Waste Industries USA, Term Loan B, 2/23/17

 1,322,444

 $

 3,314,215

 Office Services & Supplies - 0.4%

 1,381,614

 3.94

 B- / B2

 CDW LLC / CDW Finance Corp., Non-Extended Term Loan, 10/10/14

 $

 1,362,401

 Research & Consulting Services - 0.5%

 1,665,745

 5.75

 NR / NR

 Wyle Services Corp., Term Loan (First Lien), 3/31/17

 $

 1,674,074

 Security & Alarm Services - 0.6%

 2,344,489

 6.00

 BB- / Ba3

 Protection One, Inc., Term Loan, 6/4/16

 $

 2,351,326

 Total Commercial Services & Supplies

 $

 14,635,393

 Transportation - 2.3%

 Air Freight & Couriers - 0.5%

 1,033,502

 5.25

 NR / B1

 CEVA Group PLC, US Tranche B Term Loan, 8/31/16

 $

 1,004,219

 731,882

 5.25

 NR / NR

 CEVA Group PLC, Dollar Tranche B Pre Funded L/C, 8/31/16

 711,145

 301,545

 5.25

 NR / NR

 CEVA Group PLC, EGL Tranche B Term Loan, 8/31/16

 295,514

 $

 2,010,878

 Airlines - 1.1%

 1,246,875

 5.75

 NR / NR

 Allegiant Travel Co., Term Loan, 2/17/17

 $

 1,256,227

 324,188

 4.25

 BB- / Ba3

 Delta Air Lines, Inc., 2009 Term Loan, 2/22/16

 319,679

 1,800,000

 5.50

 BB- / Ba3

 Delta Air Lines, Inc., Term Loan 2011, 3/29/17

 1,796,907

 992,724

 2.19

 BB- / Ba3

 United Air Lines, Inc., Tranche B Loan, 2/1/14

 949,844

 $

 4,322,657

 Trucking - 0.6%

 2,370,225

 6.00

 NR / B1

 Swift Transportation Co. LLC, Term Loan, 11/22/16

 $

 2,384,731

 Total Transportation

 $

 8,718,266

 Automobiles & Components - 3.6%

 Auto Parts & Equipment - 2.5%

 891,549

 2.94

 B+ / B2

 Allison Transmission, Term Loan, 8/7/14

 $

 874,646

 1,026,316

 3.50

 BBB- / Baa3

 Delphi Automotive LLP, Tranche B Term Loan, 3/31/17

 1,031,536

 467,527

 2.13

 NR / NR

 Federal Mogul Corp., Tranche C Term Loan, 12/28/15

 446,488

 916,353

 2.13

 NR / NR

 Federal Mogul Corp., Tranche B Term Loan, 12/29/14

 875,117

 2,216,250

 7.00

 NR / B2

 HHI Holdings LLC, Loan, 3/9/17

 2,221,791

 1,945,124

 5.25

 B+ / Ba3

 Metaldyne Corp., Loan, 5/2/17

 1,943,909

 736,266

 4.25

 NR / NR

 Pinafore LLC / Pinafore, Inc., Term B-1 Loan, 9/21/16

 737,817

 945,250

 6.25

 NR / B1

 Remy International, Inc., Term B Facility, 12/17/16

 945,250

 247,500

 5.00

 NR / NR

 Tenneco, Inc., Tranche B Term Loan, 6/3/16

 248,738

 283,575

 5.50

 NR / NR

 UCI International, Inc., Term Loan, 7/4/17

 285,525

 $

 9,610,817

 Automobile Manufacturers - 1.0%

 3,200,000

 6.00

 NR / NR

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 3,121,000

 92,598

 2.94

 B / Baa3

 Ford Motor Co., Tranche B-2 Term Loan, 12/15/13

 92,609

 526,556

 2.94

 B / Baa3

 Ford Motor Co., Tranche B-1 Term Loan, 12/15/13

 526,801

 $

 3,740,410

 Tires & Rubber - 0.0%

 175,000

 1.94

 BB / Ba1

 Goodyear Tire & Rubber Co., Loan (Second Lien), 4/30/14

 $

 169,063

 Total Automobiles & Components

 $

 13,520,290

 Consumer Durables & Apparel - 0.9%

 Housewares & Specialties - 0.6%

 1,995,000

 4.25

 NR / NR

 Reynolds Group Holdings Ltd., Tranche B Term Loan, 2/9/18

 $

 1,983,362

 461,497

 2.19

 NR / NR

 Yankee Candle Co., Term Loan, 2/6/14

 459,583

 $

 2,442,945

 Leisure Products - 0.2%

 989,140

 2.21

 NR / NR

 SABRE Inc., Initial Term Loan, 9/30/14

 $

 891,617

 Total Consumer Durables & Apparel

 $

 3,334,562

 Consumer Services - 5.3%

 Casinos & Gaming - 1.4%

 498,750

 4.00

 BB+ / Ba3

 Ameristar Casinos, Inc., B Term Loan, 4/16/18

 $

 500,828

 1,550,000

 3.25

 NR / NR

 Caesars Entertainment Operating Co., Term B-1 Loan, 1/28/15

 1,401,131

 123,125

 9.50

 B / Baa3

 Caesars Entertainment Operating Co., Term B-4 Loan, 10/31/16

 128,736

 992,481

 2.72

 BB- / Ba3

 Las Vegas Sands DD, Delayed Draw II Term Loan (Extending), 11/23/16

 959,251

 1,000,000

 BBB- / Ba1

 Penn National Gaming, Inc., Term B Facility, 6/29/18

 1,001,869

 1,400,000

 BBB- / Ba1

 Scientific Games Corp., Term Loan A, 6/10/13

 1,402,333

 $

 5,394,148

 Education Services - 1.0%

 895,500

 7.01

 NR / NR

 Ascend Learning LLC, Term Loan (First Lien), 11/8/16

 $

 895,127

 1,554,057

 4.19

 NR / Ba2

 Bright Horizons Family Solutions, Inc., Tranche B Term Loan, 5/28/15

 1,556,646

 1,782,276

 2.50

 NR / NR

 Cengage Learning Acquisitions, Term Loan, 7/4/14

 1,562,165

 $

 4,013,938

 Hotels, Resorts & Cruise Lines - 0.1%

 64,044

 4.75

 B / Ba3

 Travelport LLC, Tranche S Term Loan, 8/23/15

 $

 61,854

 306,507

 4.75

 B / Ba3

 Travelport LLC, Tranche B Term Loan, 8/23/15

 296,026

 $

 357,880

 Leisure Facilities - 0.2%

 746,250

 4.00

 BB- / Ba2

 Cedar Fair LP, U.S. Term-1 Loan, 12/15/17

 $

 748,582

 Restaurants - 1.6%

 1,283,550

 4.50

 BB+ / Ba2

 Burger King Holdings, Inc., Tranche B Term Loan, 10/30/16

 $

 1,282,395

 2,335,774

 4.25

 NR / NR

 DineEquity, Inc., Term B-1 Loan, 10/31/17

 2,338,694

 1,791,011

 4.25

 NR / NR

 Dunkin' Brands, Inc., Term B-2 Loan, 11/23/17

 1,792,971

 705,377

 5.00

 BB / B1

 Wendy's/Arby's Group, Inc., Term Loan, 5/19/17

 706,805

 $

 6,120,865

 Specialized Consumer Services - 0.9%

 1,443,750

 7.00

 NR / NR

 Targus Information Corp., Initial Term Loan, 12/8/16

 $

 1,459,992

 1,928,536

 7.00

 NR / NR

 Wash Multifamily Laundry, Term Loan, 8/28/14

 1,935,768

 $

 3,395,760

 Total Consumer Services

 $

 20,031,173

 Media - 6.0%

 Advertising - 1.9%

 1,492,500

 5.25

 NR / NR

 Advantage Sales & Marketing LLC, Term Loan (First Lien), 11/29/17

 $

 1,503,500

 2,478,714

 5.00

 BB / Ba3

 Affinion Group Inc., Tranche B Term Loan, 10/9/16

 2,474,377

 1,916,030

 5.25

 BB- / NR

 Getty Images, Inc., Initial Term Loan, 10/18/16

 1,927,407

 333,023

 4.00

 BB / Baa3

 Lamar Media Corp., Term B Loan, 10/1/16

 334,937

 1,295,007

 5.25

 B / Ba3

 Vertrue, Inc., Term Loan (First Lien), 8/18/14

 1,061,906

 $

 7,302,127

 Broadcasting - 1.5%

 998,012

 4.75

 NR / NR

 Fox Acquisition Sub LLC, Replacement Term Loan, 7/7/15

 $

 998,116

 2,000,000

 5.25

 NR / NR

 Hubbard Broadcasting, Inc., Term Loan (First Lien), 3/24/17

 2,017,083

 275,802

 1.96

 BB- / Ba3

 Insight Media Holdings, B Term Loan, 4/7/14

 273,733

 249,375

 4.25

 NR / NR

 TWCC Holding Corp., Term Loan (2011), 1/24/17

 250,154

 2,207,255

 4.44

 B / Baa2

 Univision Communications, Inc., Extended First-Lien Term Loan, 3/29/17

 2,102,272

 $

 5,641,358

 Cable & Satellite - 0.9%

 1,208,936

 2.19

 NR / NR

 Cequel Communications, LLC, Term Loan, 11/5/13

 $

 1,198,354

 62,853

 2.19

 NR / NR

 Charter Communications, Inc., Term B-1 Loan, 3/5/14

 62,897

 995,000

 4.00

 B+ / B1

 Knology, Inc., Term B Loan, 8/18/17

 992,513

 495,000

 4.50

 BB- / Ba3

 Mediacom Broadband LLC, Tranche F Term Loan, 10/20/17

 492,112

 485,654

 2.69

 CCC / B2

 WideOpenWest LLC, Term Loan (First Lien), 6/30/14

 470,579

 98,101

 6.69

 CCC / B2

 WideOpenWest LLC, Series A New Term Loan, 6/18/14

 98,407

 $

 3,314,862

 Movies & Entertainment - 1.1%

 290,026

 3.44

 BB- / Ba2

 AMC Entertainment Inc/OLD, Term B-2 Loan, 12/15/16

 $

 288,358

 1,286,271

 5.50

 B- / B1

 Carmike Cinemas, Inc., Initial Term Loan, 1/27/16

 1,292,933

 1,080,000

 5.25

 NR / NR

 Christie/AIX Inc., Term Loan, 4/29/16

 1,076,625

 987,500

 4.50

 BB- / Ba2

 Live Nation Entertainment, Term B Loan, 10/20/16

 989,346

 423,656

 6.50

 B / B3

 LodgeNet Interactive Corp., Closing Date Term Loan, 4/4/14

 406,180

 $

 4,053,442

 Publishing - 0.8%

 2,327,916

 4.75

 NR / NR

 Interactive Data Corp., Term B Loan, 1/31/18

 $

 2,330,281

 1,029,244

 9.00

 BB / Ba2

 RH Donnelley, Inc., Loan, 10/24/14

 707,605

 $

 3,037,886

 Total Media

 $

 23,349,675

 Retailing - 3.5%

 Apparel Retail - 0.9%

 1,492,500

 5.00

 NR / NR

 Gymboree Corp., Term Loan, 11/23/17

 $

 1,454,655

 1,995,000

 4.75

 B / Ba1

 J Crew Group, Inc., Loan, 11/23/17

 1,920,326

 $

 3,374,981

 Automotive Retail - 0.4%

 1,000,000

 NR / NR

 Autoparts Holdings Ltd., Term Loan, 7/5/17

 $

 1,000,000

 598,500

 4.00

 NR / NR

 Autotrader Com, Inc., Tranche B-1 Term Loan, 12/15/16

 599,248

 $

 1,599,248

 Computer & Electronics Retail - 0.4%

 1,315,000

 11.00

 NR / NR

 Targus Group International, Term Loan, 5/12/16

 $

 1,298,563

 Department Stores - 0.5%

 2,000,000

 4.75

 B+ / Baa2

 The Neiman Marcus Group, Inc., Term Loan, 4/25/18

 $

 1,976,995

 General Merchandise Stores - 0.3%

 1,213,424

 2.95

 BBB / Ba1

 Dollar General Corp., Tranche B-1 Term Loan, 7/7/14

 $

 1,215,573

 Home Improvement Retail - 0.2%

 858,332

 5.00

 BB- / Ba2

 Hillman Group, Inc., Term Loan, 5/31/16

 $

 863,521

 Specialty Stores - 0.7%

 1,495,897

 2.44

 NR / NR

 Sally Holdings, Term B Loan, 11/16/13

 $

 1,497,923

 1,226,925

 4.25

 NR / NR

 Savers, Inc., New Term Loan, 2/4/17

 1,230,248

 $

 2,728,171

 Total Retailing

 $

 13,057,052

 Food & Drug Retailing - 1.3%

 Drug Retail - 0.5%

 1,836,922

 4.50

 NR / NR

 Rite Aid Corp., Tranche 5 Term Loan, 2/17/18

 $

 1,807,072

 Food Retail - 0.3%

 995,886

 2.69

 BB- / Ba3

 Pinnacle Foods Group, Inc., Term Loan, 4/2/14

 $

 987,794

 Total Food & Drug Retailing

 $

 2,794,866

 Food Beverage & Tobacco - 2.1%

 Agricultural Products - 0.7%

 1,400,000

 5.50

 B+ / B2

 American Rock Salt Co., LLC, Term Loan, 4/1/17

 $

 1,407,000

 300,000

 5.00

 NR / Ba2

 Darling International, Inc., Term Loan, 11/09/16

 301,688

 935,084

 5.50

 B / B1

 WM Bolthouse Farms, Inc., Term Loan (First Lien), 1/25/16

 935,669

 $

 2,644,357

 Distillers & Vintners - 0.0%

 180,304

 1.69

 BB / Ba2

 Constellation Brands, Inc., Non-Extending Tranche B Term Loan, 6/5/13

 $

 180,304

 88,949

 2.94

 BB / Ba2

 Constellation Brands, Inc., Extending Tranche B Term Loan, 6/5/15

 89,422

 $

 269,726

 Packaged Foods & Meats - 1.3%

 289,421

 1.75

 BB+ / Ba3

 Dean Foods Co., 2014 Tranche B Term Loan, 4/2/14

 $

 280,256

 960,000

 4.50

 BB / Baa3

 Del Monte Foods Co., Initial Term Loan, 2/3/18

 957,086

 905,730

 4.25

 BB- / Ba3

 Michael Foods Inc., Term B Facility, 2/14/18

 907,089

 843,625

 7.00

 NR / NR

 Pierre Foods, Inc., Loan (First Lien), 9/30/16

 852,589

 1,939,000

 5.00

 B+ / B1

 Windsor Quality Food Co. Ltd., Tranche B Term Loan, 1/11/17

 1,943,039

 $

 4,940,059

 Total Food Beverage & Tobacco

 $

 7,854,142

 Household & Personal Products - 1.8%

 Household Products - 0.9%

 2,247,124

 4.00

 BB- / Ba2

 Johnsondiversey Holdings, Tranche B Dollar Loan, 11/24/15

 $

 2,252,742

 336,107

 5.06

 B / B1

 Spectrum Brands Holdings, Inc., New Term Loan, 6/16/16

 338,717

 565,000

 4.77

 NR / NR

 SRAM Corp., Term Loan (First Lien), 5/12/18

 565,353

 $

 3,156,812

 Personal Products - 0.9%

 750,000

 4.25

 B+ / NR

 General Nutrition Centers, Inc., Tranche B Term Loan, 2/3/18

 $

 750,563

 1,243,750

 4.25

 BB- / Ba1

 NBTY, Inc., Term B-1 Loan, 10/1/17

 1,245,478

 1,500,050

 4.75

 BB- / Ba3

 Revlon, Inc., Term Loan B, 11/19/17

 1,504,202

 $

 3,500,243

 Total Household & Personal Products

 $

 6,657,055

 Health Care Equipment & Services - 13.0%

 Health Care Equipment - 0.6%

 354,346

 3.50

 NR / NR

 Fresenius SE & Co KGaA, Tranche D2 Term Loan, 9/10/14

 $

 354,955

 1,950,113

 5.00

 NR / NR

 Onex CareStream Finance LP, Term Loan, 2/8/17

 1,821,730

 $

 2,176,685

 Health Care Facilities - 3.3%

 844,313

 6.50

 B+ / B1

 Ardent Medical Services, Term Loan, 9/15/15

 $

 845,368

 50,539

 2.50

 BB- / Ba3

 CHS/Community Health DD, Non-Extended Delayed Draw Term Loan, 7/25/14

 48,909

 982,945

 2.50

 BB- / Ba3

 CHS/Community Health Sys, Inc., Non-Extended Term Loan, 7/25/14

 951,245

 2,128,194

 4.00

 BB- / Ba3

 Hanger Orthopedic Group, Inc., Term C Loan, 12/1/16

 2,133,516

 83,654

 3.50

 BB+ / Ba2

 HCA Holdings, Inc., Tranche B-3 Term Loan, 5/1/18

 82,200

 1,450,619

 3.50

 BB+ / Ba2

 HCA, Inc., Tranche B-2 Term Loan, 3/17/17

 1,424,957

 1,097,250

 5.00

 CCC+ / Caa1

 IASIS Healthcare LLC / IASIS Capital Corp., Term B Loan, 4/18/18

 1,093,821

 1,775,000

 5.25

 NR / NR

 Kindred Healthcare, Inc., Term Loan, 2/7/18

 1,775,444

 1,425,000

 5.50

 BB- / Ba3

 Select Medical Holdings Corp., Tranche B Term Loan, 4/25/18

 1,402,717

 53,693

 2.19

 B / Ba3

 United Surgical Partners International, Delayed Draw Term Loan, 4/19/14 DD

 52,015

 279,581

 2.19

 B / Ba3

 United Surgical Partners International, L+2.0%, 4/21/14

 270,844

 2,291,346

 4.00

 NR / NR

 Universal Health Services, Inc., Tranche B Term Loan 2011, 11/30/16

 2,298,983

 $

 12,380,019

 Health Care Services - 6.3%

 938,125

 6.50

 NR / NR

 AccentCare, Inc., Term Loan, 12/22/16

 $

 931,089

 1,233,719

 5.50

 BB- / Ba3

 Alliance HealthCare Services, Initial Term Loan, 6/1/16

 1,230,892

 500,000

 4.50

 BB- / Ba3

 Butler Animal Health Supply, Tranche B Term Loan, 12/31/15

 502,188

 1,281,818

 2.44

 NR / NR

 Catalent Pharma Solutions, Inc., Dollar Term Loan, 4/10/14

 1,230,546

 1,293,500

 4.50

 BB / Ba1

 DaVita, Inc., Tranche B Term Loan, 10/20/16

 1,298,582

 997,500

 5.25

 NR / NR

 Emergency Medical Services Corp., Initial Term Loan, 4/5/18

 993,581

 1,962,500

 4.75

 BB- / Ba2

 Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16

 1,933,880

 2,684,529

 6.50

 NR / NR

 inVentiv Health, Inc., Consolidated Term Loan, 8/4/16

 2,675,861

 722,055

 8.50

 B / B1

 NAMM Holdings, Inc., Term Loan, 4/1/14

 725,365

 1,760,588

 7.00

 B+ / B1

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/18/17

 1,756,626

 297,030

 0.75

 NR / NR

 National Surgical Hospitals, Inc., Term Loan,, 1/4/17

 297,772

 1,698,713

 8.25

 NR / NR

 National Surgical Hospitals, Inc., Term Loan,, 1/4/17

 1,702,960

 641,875

 7.25

 NR / NR

 Prime Healthcare Services, Term B Loan, 4/28/15

 629,038

 1,492,500

 5.75

 NR / NR

 Renal Advantage Holdings, Inc., Tranche B Term Loan, 11/12/16

 1,500,429

 1,050,000

 5.75

 B / Ba3

 Rural/Metro Corp., Term Loan (First Lien), 3/28/18

 1,050,656

 2,107,985

 7.50

 B+ / Ba2

 Sun HealthCare Group, Term Loan, 10/18/16

 2,100,080

 997,500

 6.50

 NR / NR

 Surgery Center Holdings, Inc., Term Loan, 9/20/16

 1,003,111

 900,000

 5.75

 NR / NR

 Valitas Health Services, Inc., Term B Loan, 3/2/17

 897,469

 1,243,750

 7.75

 NR / NR

 Virtual Radiologic Corp., Term Loan A, 11/3/16

 1,225,094

 $

 23,685,219

 Health Care Supplies - 1.1%

 1,055,000

 BB- / Ba2

 Alere, Inc., B Term Loan , 6/15/17

 $

 1,053,945

 155,618

 3.48

 BB- / B1

 Bausch & Lomb, Inc., Parent Term Loan, 4/24/15

 154,751

 37,880

 3.44

 BB- / B1

 Bausch & Lomb, Inc., Delayed Draw Term Loan, 4/24/15

 37,669

 216,804

 2.50

 NR / NR

 FENWAL, Delayed Draw First-Lien Term Loan, 2/28/14

 206,506

 1,264,504

 2.50

 NR / NR

 FENWAL, Initial First-Lien Term Loan, 2/22/14

 1,204,440

 1,643,150

 2.26

 BB- / Ba3

 Inverness Medical Innovations, Term Loan, 2/14/13

 1,614,395

 $

 4,271,706

 Health Care Technology - 1.4%

 1,492,500

 5.75

 NR / NR

 Convatec, Inc., Dollar Term Loan, 12/1/16

 $

 1,493,739

 994,811

 4.50

 NR / NR

 IMS Health, Inc., Tranche B Dollar Term Loan, 8/31/17

 997,816

 1,911,260

 5.25

 BB- / Ba3

 MedAssets, Inc., Term Loan, 11/15/16

 1,918,029

 114,796

 1.57

 NR / NR

 Physician Oncology Services, Delayed Draw Term Loan, 8/22/11

 114,078

 944,911

 6.25

 NR / NR

 Physician Oncology Services, Effective Date Term Loan, 2/10/17

 939,006

 $

 5,462,668

 Managed Health Care - 0.2%

 722,055

 8.50

 B / B1

 MMM Holdings, Inc., Term Loan, 4/14/15

 $

 725,365

 Total Health Care Equipment & Services

 $

 48,701,662

 Pharmaceuticals & Biotechnology - 3.2%

 Biotechnology - 2.3%

 1,585,000

 NR / NR

 Alkermes, Inc., Term Loan B, 6/9/17

 $

 1,590,944

 1,901,198

 5.50

 NR / NR

 Axcan Intermediate Holdings, Inc., Term Loan, 1/25/17

 1,876,245

 693,497

 3.50

 NR / NR

 Fresenius Kabi Pharmaceuticals Holding, Inc., Tranche D1 Dollar Term Loan, 9/10/14

 694,797

 2,525,000

 6.00

 NR / NR

 Grifols, Inc., U.S. Tranche B Term Loan, 6/4/16

 2,538,941

 56,662

 6.50

 NR / NR

 Harvard Drug Group, Term Loan, 4/8/16

 55,848

 412,088

 6.50

 NR / NR

 Harvard Drug Group/T, Term Loan, 4/7/16

 406,164

 974,291

 6.75

 B+ / B1

 HGI Holdings, Inc., L+5.0%, 7/27/16

 980,381

 228,000

 4.25

 NR / Ba3

 Warner Chilcott Corp., Term B-1 Loan, 3/03/18

 228,463

 114,000

 4.25

 NR / Ba3

 Warner Chilcott Corp., Term B-2 Loan, 3/3/18

 114,232

 156,750

 4.25

 NR / Ba3

 Warner Chilcott Corp., Term B-3 Loan, 3/3/18

 157,068

 $

 8,643,083

 Pharmaceuticals - 0.8%

 930,000

 4.00

 NR / NR

 Endo Pharmaceuticals Holdings, Term Loan B 2011, 4/14/18

 $

 933,570

 1,586,695

 2.44

 BB / Ba1

 Key Safety, Term Loan (First Lien), 3/8/14

 1,482,568

 850,000

 6.50

 NR / NR

 Medpace, Inc., Term B Loan, 5/20/17

 841,500

 48,905

 3.50

 BBB- / Ba1

 Mylan Laboratories, U.S. Tranche B Term Loan, 10/2/14

 49,237

 $

 3,306,875

 Total Pharmaceuticals & Biotechnology

 $

 11,949,958

 Diversified Financials - 2.6%

 Diversified Finance Services - 1.9%

 528,316

 8.75

 B- / B1

 BNY ConvergEx Group LLC, Term Loan Second Lien, 12/16/17

 $

 540,203

 221,684

 8.75

 B- / B1

 BNY ConvergEx Group LLC, Term Loan Second Lien, 11/29/17

 226,672

 1,051,349

 5.25

 B- / B1

 BNY ConvergEx Group LLC, Term Loan First Lien, 12/16/16

 1,054,471

 441,151

 5.25

 B- / B1

 BNY ConvergEx Group LLC, Term Loan Second Lien, 12/16/16

 442,460

 1,246,875

 5.00

 NR / NR

 Kasima LLC, Incremental Term Loan, 3/25/17

 1,246,875

 1,097,250

 5.00

 NR / NR

 Nexeo Solutions LLC, Initial Loans, 8/25/17

 1,097,251

 500,000

 5.50

 NR / NR

 SpringLeaf Financial Funding Co., Initial Loan, 4/28/17

 490,117

 1,770,000

 5.25

 NR / NR

 WorldPay, Term Loan, 8/6/17

 1,761,150

 $

 6,859,199

 Investment Banking & Brokerage - 0.0%

 95,887

 5.25

 B+ / Ba3

 LPL Holdings, Inc., Term Loan, 6/28/17

 $

 96,561

 Specialized Finance - 0.7%

 221,017

 3.74

 NR / NR

 Asset Acceptance Capital Corp., Tranche B Term Loan, 6/12/13

 $

 217,701

 799,259

 3.75

 BBB- / Ba2

 MSCI, Inc., Term B-1 Loan, 3/14/17

 804,088

 1,653,142

 8.00

 B- / B2

 NCO Group, Inc., Term Loan,  5/15/13

 1,652,616

 $

 2,674,405

 Total Diversified Financials

 $

 9,630,165

 Insurance - 1.4%

 Insurance Brokers - 0.7%

 232,993

 3.25

 NR / NR

 Alliant Holdings I, Inc, Term Loan, 8/21/14

 $

 230,663

 974,457

 6.75

 NR / NR

 Alliant Holdings I, Inc., Tranche D Incremental Loan, 8/21/14

 976,893

 88,152

 2.75

 B / NR

 HUB International Holdings DD, Delayed Draw Term Loan, 6/13/14

 85,765

 98,250

 6.75

 B / NR

 HUB International Holdings Inc., Additional Term Loan, 6/13/14

 98,404

 392,157

 2.75

 B / NR

 HUB International Holdings, Initial Term Loan, 6/13/14

 381,536

 676,421

 2.69

 B / B2

 Usi Holdings Corp., Tranche B Term Loan, 5/5/14

 659,511

 $

 2,432,772

 Life & Health Insurance - 0.6%

 2,185,227

 6.25

 NR / NR

 CNO Financial Group, Inc., B-1 Loan, 9/30/16

 $

 2,197,975

 Multi-Line Insurance - 0.1%

 484,981

 4.49

 B / NR

 AmWINS Group, Inc., Initial Term Loan, 6/8/13

 $

 481,950

 Total Insurance

 $

 5,112,697

 Real Estate - 0.9%

 Real Estate Development - 0.3%

 1,234,375

 7.50

 B / Ba3

 Ozburn-Hessey Logistics, Term Loan (First Lien), 4/7/16

 $

 1,235,918

 Real Estate Services - 0.5%

 1,000,000

 3.25

 BB / Ba1

 CB Richard Ellis Group, Inc., Incremental Tranche C Term Loan, 2/17/18

 $

 991,250

 1,000,000

 3.69

 BB / Ba1

 CB Richard Ellis Group, Inc., Incremental Tranche D Term Loan, 8/17/19

 990,626

 $

 1,981,876

 Total Real Estate

 $

 3,217,794

 Software & Services - 5.5%

 Application Software - 2.5%

 1,974,069

 6.50

 BB- / Ba2

 Allen Systems Group, Inc., Term B Loan, 11/22/15

 $

 1,985,183

 1,492,500

 5.50

 NR / NR

 Applied Systems, Inc., Term Loan (First Lien), 12/8/16

 1,500,895

 1,087,275

 4.00

 NR / NR

 Nds Group PLC, Tranche B Loan, 3/12/18

 1,078,101

 1,078,800

 3.19

 B / Ba3

 Nuance Communications, Inc., Term C Loan, 3/31/16

 1,078,298

 372,642

 4.25

 B+ / B1

 Serena Software, Inc., 2016 Term Loan (Extended), 3/10/16

 363,791

 1,750,000

 4.50

 NR / NR

 Verint Systems, Inc., Term Loan 2011, 10/6/17

 1,749,453

 1,716,875

 5.25

 BB- / NR

 Vertafore, Inc., Term Loan (First Lien) , 7/31/16

 1,719,021

 $

 9,474,742

 Data Processing & Outsourced Services - 1.6%

 995,000

 5.50

 B+ / B1

 CCC Information Services Group , Inc., Term Loan, 11/29/15

 $

 1,000,280

 1,240,625

 5.25

 BBB- / Ba1

 Fidelity National Informational Services, Inc., Term B Loan, 7/18/16

 1,246,824

 845,755

 4.50

 NR / NR

 Fifth Third Bank Processing Solutions, Term B Loan, 11/3/16

 845,967

 94,467

 2.94

 BB- / B1

 First Data Corp., Non Extending B-2 Term Loan, 9/24/14

 88,268

 887,680

 4.19

 BB- / B1

 First Data Corp., 2018 Dollar Term Loan, 3/24/18

 814,114

 857,143

 7.00

 BB- / B1

 Global Cash Access Holdings, Inc., Term Loan, 2/1/16

 861,786

 1,288,811

 2.69

 BBB / Baa3

 Lender Processing Se, Term Loan B, 7/1/14

 1,278,597

 $

 6,135,836

 It Consulting & Other Services - 0.2%

 470,663

 1.94

 BB / Ba3

 Sungard Data Systems, Inc., Tranche A U.S. Term Loan,  2/28/14

 $

 459,876

 500,000

 5.50

 NR / NR

 Wall Street Systems, Term Loan (First Lien), 5/4/17

 500,625

 $

 960,501

 Systems Software - 1.1%

 880,000

 3.75

 BB- / Ba2

 Reynolds & Reynolds Co/The, Tranche B Term Loan, 3/9/18

 882,750

 1,022,438

 4.00

 NR / NR

 Rovi Corp., Tranche B Loan, 1/19/18

 1,025,633

 2,170,325

 6.75

 B+ / B1

 Telcordia Technologies, Tranche B Loan, 4/9/16

 2,173,716

 $

 4,082,099

 Total Software & Services

 $

 20,653,178

 Technology Hardware & Equipment - 1.8%

 Communications Equipment - 0.6%

 1,995,000

 5.00

 BB / Ba2

 CommScope, Inc., Term Loan, 1/03/18

 $

 2,005,586

 264,338

 5.25

 NR / NR

 TowerCo LLC, Term Loan, 1/20/17

 265,329

 $

 2,270,915

 Electronic Components - 0.5%

 497,500

 5.00

 BB / Ba2

 CPI International, Inc., Term B Loan, 11/24/17

 $

 498,122

 71,033

 2.44

 NR / Ba1

 Flextronics Semiconductor DD A-1-A, A-1-A Delayed Draw Loan, 10/1/14

 70,441

 8,932

 2.44

 BB- / Ba2

 Flextronics Semiconductor DD A-1-B, A-1-B Delayed Draw Loan, 10/1/14

 8,769

 346,658

 2.44

 NR / Ba1

 Flextronics Semiconductor DD DD, A Closing Date Loan, 10/1/14

 343,769

 53,508

 2.44

 NR / Ba1

 Flextronics Semiconductor DD, A-2 Delayed Draw Loan, 10/1/14

 53,062

 345,660

 2.44

 NR / Ba1

 Flextronics Semiconductor, A-3 Delayed Draw Loan, 10/1/14

 341,825

 432,375

 2.74

 NR / NR

 Generac Acquisition Corp., Term Loan (First Lien), 11/10/13

 430,617

 $

 1,746,605

 Electronic Equipment & Instruments - 0.1%

 255,687

 5.75

 BB- / Ba1

 Itron, Inc., Dollar Term Loan, 4/18/14

 $

 257,072

 Technology Distributors - 0.6%

 1,000,000

 BB- / Ba3

 Excelitas Technologies Corp., New Term B Loan, 11/29/16

 $

 1,000,000

 669,938

 6.50

 NR / NR

 Excelitas Technologies Corp., New Term B Loan, 11/29/16

 669,938

 635,869

 5.25

 NR / B1

 Securus Technologies, Term Loan (First Lien), 5/2/17

 635,670

 $

 2,305,608

 Total Technology Hardware & Equipment

 $

 6,580,200

 Semiconductors - 2.3%

 Semiconductor Equipment - 1.3%

 1,300,000

 4.25

 B+ / Ba3

 Aeroflex, Inc., Tranche B Term Loan, 4/25/18

 $

 1,296,744

 2,364,166

 4.44

 B- / NR

 Freescale Semiconductor, Inc., Extended Maturity Term Loan, 12/1/16

 2,356,216

 1,400,000

 4.00

 BB+ / Ba3

 Sensata Technologies BV, Term Loan, 4/29/18

 1,400,624

 $

 5,053,584

 Semiconductors - 1.0%

 2,102,756

 4.75

 BB / Ba2

 Intersil Corp., Tranche B Term Loan, 4/27/16

 $

 2,113,914

 1,595,000

 4.00

 NR / NR

 Microsemi Corp., New Term Loan, 11/2/17

 1,595,000

 $

 3,708,914

 Total Semiconductors

 $

 8,762,498

 Telecommunication Services - 3.6%

 Alternative Carriers - 0.5%

 1,995,000

 5.00

 B / Caa1

 PAETEC Holding Corp., Initial Term Loan, 4/11/18

 $

 1,985,025

 Integrated Telecom Services - 1.3%

 79,655

 3.19

 NR / NR

 Telesat Canada, Inc., U.S. Term II Loan, 10/31/14

 $

 78,871

 927,317

 3.19

 NR / NR

 Telesat Canada, Inc., U.S. Term I Loan, 10/31/14

 918,189

 1,735,112

 3.44

 B+ / B1

 TW Telecom Holdings, Inc., Term Loan B-2, 12/30/16

 1,738,727

 337,972

 2.62

 BB- / Ba3

 West Corp., Term B-2 Loan, 10/24/13

 336,564

 354,887

 4.50

 BB- / Ba3

 West Corp., Term B-5 Loan, 7/15/16

 356,550

 1,263,468

 4.50

 BB- / Ba3

 West Corp., Term B-4 Loan, 7/15/16

 1,268,206

 292,506

 3.01

 NR / NR

 Windstream Corp., Tranche B-2 Term Loan, 12/17/15

 293,443

 $

 4,990,550

 Wireless Telecommunication Services - 1.7%

 1,875,000

 NR / NR

 Cellular South, Inc., Term Loan, 6/16/17

 $

 1,877,053

 997,500

 5.25

 BB- / B1

 Intelsat Jackson Holdings SA, Tranche B Term Loan, 4/03/18

 1,001,786

 1,262,556

 4.01

 NR / NR

 MetroPCS Inc., Tranche B-2 Term Loan, 11/03/16

 1,262,556

 299,249

 3.94

 NR / NR

 MetroPCS, Inc., Tranche B-3 Term Loan, 3/17/18

 298,688

 1,990,000

 5.25

 BB+ / Ba2

 Syniverse Holdings, Inc., Term Loan, 12/22/17

 1,994,667

 $

 6,434,750

 Total Telecommunication Services

 $

 13,410,325

 Utilities - 3.0%

 Electric Utilities - 1.3%

 1,473,813

 5.75

 NR / NR

 Equipower Resources Corp., Term B Facility, 1/26/18

 $

 1,475,655

 1,431,818

 7.75

 NR / NR

 Race Point Power, Loan, 1/11/18

 1,438,977

 2,528,934

 4.73

 BBB- / Ba1

 Texas Competitive Electric Holdings Co., LLC, 2017 Term Loan (Extending), 10/10/17

 1,891,959

 $

 4,806,591

 Independent Power Producer & Energy Traders - 1.2%

 1,680,788

 4.25

 BB+ / Ba1

 AES Corp/The, Initial Term Loan, 5/17/18

 $

 1,684,989

 1,446,375

 4.50

 B+ / B1

 Calpine Corp., Term Loan, 3/1/18

 1,435,618

 91,980

 2.25

 B+ / B2

 Mach Gen, LLC, Synthetic L/C Loan (First Lien), 2/22/13

 85,925

 1,215,000

 BB+ / Baa3

 NRG Energy Inc., Term Loan, 5/5/18

 1,217,495

 $

 4,424,027

 Multi-Utilities - 0.5%

 1,995,000

 4.75

 B+ / Caa1

 Sensus USA, Inc., Term Loan (First Lien), 4/13/17

 $

 2,004,975

 Total Utilities

 $

 11,235,593

 TOTAL FLOATING RATE LOAN INTERESTS

 (Cost  $339,367,111)

 $

 335,850,131

 TEMPORARY CASH INVESTMENTS - 6.7%

 Repurchase Agreement - 6.7%

 5,035,000

 Barclays Plc, 0.15%, dated 7/29/11, repurchase price of $5,035,000 plus accrued interest on 8/1/11 collateralized by $5,135,700

 Government National Mortgage Association, 4.50%, 5/20/41

 $

 5,035,000

 5,035,000

 BNP Paribas Securities, Inc., 0.20%, dated 7/29/11, repurchase price of $5,035,000 plus accrued interest on 8/1/11 collateralized by $5,135,711 Federal National

 Mortgage Association (Discount Notes), 0.0%, 12/27/11

 5,035,000

 5,035,000

 Deutsche Bank Securities, Inc., 0.2%, dated 7/29/11, repurchase price of

 $5,035,000 plus accrued interest on 8/1/11 collateralized by the following:

 $3,567,785 U.S. Treasury Bonds, 6.5%, 11/15/26

 $1,567917 U.S. Treasury Notes, 0.75%, 12/15/13

 5,035,000

 5,035,000

 JPMorgan Securities, Inc., 0.19%, dated 7/29/11, repurchase price of

 $5,035,000 plus accrued interest on 8/1/11 collateralized by $5,135,768

 Federal National Mortgage Association, 4.5-6.5%, 6/1/37-5/1/41

 5,035,000

 5,035,000

 SG Americas Securities LLC, 0.07%, dated 6/30/11, repurchase price of $5,035,000 plus accrued interest on 7/1/11 collateralized by the following:

 $3,392,591 Federal National Mortgage Association, 4.5-5.0%, 5/1/39-2/1/41

 $1,276,922 Federal Home Loan Mortgage Corp., 3.799-5.619%, 1/1/38-7/1/41

 $466,187 Freddie Mac Giant, 5.5%, 8/1/40

 5,035,000

 Total Repurchase Agreement

 $

 25,175,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $25,175,000)

 $

 25,175,000

 TOTAL INVESTMENT IN SECURITIES - 104.8%

 (Cost  $393,036,951) (a)

 $

 393,960,623

 OTHER ASSETS AND LIABILITIES - (4.8)%

 $

 (18,078,595)

 TOTAL NET ASSETS - 100.0%

 $

 375,882,028

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2011, the value of these securities amounted to $3,993,135 or 1.0% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $396,093,159 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 1,910,236

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (4,042,772)

 Net unrealized gain

 $

 (2,132,536)

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

1,648,750

$
-

$
1,648,750

 Preferred Stocks

112,790

-

-

112,790

 Common Stocks

175,317

-

39,836

215,153

 Asset Backed Securities

-

3,664,534

-

3,664,534

 Collateralized Mortgage Obligations

-

2,624,424

-

2,624,424

 Corporate Bonds

-

20,478,296

-

20,478,296

 Municipal Bonds

-

4,191,545

-

4,191,545

 Senior Floating Rate Loan Interests

-

335,850,131

-

335,850,131

 Temporary Cash Investments

-

25,175,000

-

25,175,000

 Total

$
288,107

393,632,680

$
39,836

$
393,960,623

 Other Financial Instruments*

$
-

(99,160
)

$
-

$
(99,160
)

 *Other financial instruments include foreign exchange contracts.

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Common Stocks

 Senior

 Floating Rate

 Loan Interests

 Total

 Balance as of 10/31/10

$
39,836

338,403

$
378,239

 Realized gain (loss)1

-

-

-

 Change in unrealized appreciation (depreciation)2

-

-

-

 Net purchases (sales)

-

-

-

 Transfers in and out of Level 3 *

-

(338,403
)

(338,403
)

 Balance as of 4/30/11

$
39,836

-

$
39,836

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

 *

 Transfers are calculated at date of transfer

 Pioneer Multi-Asset Real Return Fund

 Schedule of Investments  7/31/2011 (unaudited)

 Floating

 Shares

 Rate (d)

 Value

 COMMON STOCKS - 34.4%

 Energy - 1.9%

 Integrated Oil & Gas - 1.5%

 29,266

 BP Amoco Plc (A.D.R.) *

 $

 1,329,847

 9,193

 Chevron Corp.

 956,256

 12,188

 ConocoPhillips

 877,414

 $

 3,163,517

 Oil & Gas Exploration & Production - 0.4%

 95

 Inpex Corp. *

 $

 738,307

 Total Energy

 $

 3,901,824

 Materials - 1.1%

 Construction Materials - 0.9%

 3,555,500

 Holcim Indonesia Tbk *

 $

 867,960

 538,000

 PT Indocement Tunggal Prakarsa Tbk

 977,894

 $

 1,845,854

 Diversified Metals & Mining - 0.2%

 8,171

 Molycorp, Inc. * (b)

 $

 519,921

 Total Materials

 $

 2,365,775

 Capital Goods - 3.5%

 Aerospace & Defense - 0.8%

 8,024

 Northrop Grumman Corp. *

 $

 485,532

 13,197

 United Technologies Corp.

 1,093,239

 $

 1,578,771

 Construction & Farm Machinery & Heavy Trucks - 0.4%

 239,000

 United Tractors Tbk

 $

 767,612

 Industrial Conglomerates - 1.2%

 199,000

 Keppel Corp.

 $

 1,829,828

 55,310

 SM Investments Corp.

 712,704

 $

 2,542,532

 Industrial Machinery - 0.7%

 4,900

 Fanuc Corp. *

 $

 928,823

 25,000

 Nabtesco Corp. *

 633,150

 $

 1,561,973

 Trading Companies & Distributors - 0.4%

 42,300

 Mitsui & Co., Ltd. *

 $

 798,527

 Total Capital Goods

 $

 7,249,415

 Transportation - 0.3%

 Airport Services - 0.3%

 6,632

 Fraport AG Frankfurt Airport

 $

 532,989

 Total Transportation

 $

 532,989

 Automobiles & Components - 1.0%

 Automobile Manufacturers - 1.0%

 6,919

 Bayerische Motoren Werke AG *

 $

 694,024

 15,200

 Honda Motor Co., Ltd. *

 607,408

 98,100

 PT Astra International

 813,653

 $

 2,115,085

 Total Automobiles & Components

 $

 2,115,085

 Consumer Durables & Apparel - 0.4%

 Apparel, Accessories & Luxury Goods - 0.4%

 4,500

 LVMH Moet Hennessy Louis Vuitton.

 $

 827,188

 Total Consumer Durables & Apparel

 $

 827,188

 Retailing - 0.4%

 Apparel Retail - 0.2%

 1,650,000

 Emperor Watch & Jewellery

 $

 355,656

 Specialty Stores - 0.2%

 6,178

 Tiffany & Co.

 $

 491,707

 Total Retailing

 $

 847,363

 Food, Beverage & Tobacco - 6.7%

 Distillers & Vintners - 0.3%

 36,000

 Constellation Brands, Inc. *

 $

 734,040

 Packaged Foods & Meats - 3.0%

 48,500

 Campbell Soup Co. (b)

 $

 1,602,925

 40,220

 Nestle SA (A.D.R.) *

 2,564,025

 848,000

 PT Indofood Sukses Makmur Tbk

 633,506

 1,199,300

 Universal Robina Corp.

 1,346,153

 $

 6,146,609

 Soft Drinks - 1.0%

 31,989

 Coca-Cola Co.

 $

 2,175,572

 Tobacco - 2.3%

 64,880

 Altria Group, Inc.

 $

 1,706,344

 100

 Japan Tobacco, Inc. *

 433,840

 44,146

 Phillip Morris International

 3,141,871

 $

 5,282,055

 Total Food, Beverage & Tobacco

 $

 14,338,276

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 4,904

 Estee Lauder Co.

 $

 514,479

 Total Household & Personal Products

 $

 514,479

 Pharmaceuticals & Biotechnology - 4.3%

 Pharmaceuticals - 4.3%

 124,517

 Bristol-Myers Squibb Co.

 $

 3,568,657

 36,221

 Johnson & Johnson

 2,346,759

 86,962

 Merck & Co., Inc.

 2,968,013

 $

 8,883,429

 Total Pharmaceuticals & Biotechnology

 $

 8,883,429

 Banks - 5.5%

 Diversified Banks - 5.5%

 818,810

 Banco de Oro Unibank, Inc. *

 $

 1,242,594

 933,100

 Bank Mandiri

 861,745

 1,265,500

 Bank Rakyat Indonesia

 1,027,288

 2,892,280

 Industrial and Commerical Bank of China *

 2,200,553

 1,895

 Komercni Banka AS *

 423,364

 403,300

 Krung Thai Bank Pub Co., Ltd. *

 281,734

 458,602

 Metropolitan Bank & Trust Co.

 837,433

 104,456

 Overseas-Chinese Banking Corp., Ltd.

 863,309

 81,300

 Public Bank Berhad

 367,913

 66,500

 Siam Commercial Bank Plc *

 282,527

 23,807

 Standard Chartered Plc *

 609,392

 60,436

 Standard Chartered Plc

 1,547,722

 56,146

 United Overseas Bank

 953,722

 $

 11,499,296

 Total Banks

 $

 11,499,296

 Diversified Financials - 1.6%

 Asset Management & Custody Banks - 0.0%

 1,203

 Aberdeen Asset Management Plc *

 $

 4,358

 Multi-Sector Holding - 1.6%

 54,792

 Ayala Corp.

 $

 423,877

 2,926,000

 First Pacific Co.

 2,947,004

 $

 3,370,881

 Total Diversified Financials

 $

 3,375,239

 Insurance - 1.3%

 Life & Health Insurance - 0.3%

 85,000

 Ping An Insurance (Group) Co. of China, Ltd. *

 $

 827,202

 Multi-Line Insurance - 0.4%

 6,852

 Allianz AG

 $

 896,389

 Reinsurance - 0.5%

 7,011

 Muenchener Rueckversicherungs Gesellschaft AG

 $

 1,037,957

 Total Insurance

 $

 2,761,548

 Real Estate - 1.5%

 Diversified Real Estate Activities - 0.3%

 1,386,900

 Ayala Land, Inc.

 $

 553,575

 Industrial Real Estate Investment Trusts - 0.4%

 454,594

 Ascendas Real Estate Investment Trust

 $

 770,306

 Real Estate Development - 0.6%

 2,990,000

 Bumi Serpong Damai PT

 $

 358,800

 16,797,000

 Megaworld Corp

 872,934

 $

 1,231,734

 Retail Real Estate Investment Trusts - 0.2%

 323,381

 CapitaMall Trust

 $

 506,332

 Total Real Estate

 $

 3,061,947

 Software & Services - 1.0%

 Application Software - 0.3%

 22,278

 TIBCO Software, Inc. *

 $

 580,119

 Internet Software & Services - 0.3%

 26,800

 Tencent Holdings, Ltd.

 $

 697,332

 IT Consulting & Other Services - 0.4%

 4,951

 IBM Corp. *

 $

 900,339

 Total Software & Services

 $

 2,177,790

 Technology Hardware & Equipment - 0.5%

 Office Electronics - 0.5%

 22,200

 Canon, Inc. *

 $

 1,080,117

 Total Technology Hardware & Equipment

 $

 1,080,117

 Semiconductors - 0.4%

 Semiconductor Equipment - 0.4%

 63,174

 Applied Materials, Inc.

 $

 778,304

 Total Semiconductors

 $

 778,304

 Telecommunication Services - 2.2%

 Integrated Telecommunication Services - 2.2%

 23,448

 CenturyLink, Inc.

 $

 870,155

 986,000

 Singapore Telecommunications, Ltd.

 2,751,856

 83,702

 Windstream Corp.

 1,022,001

 $

 4,644,012

 Total Telecommunication Services

 $

 4,644,012

 Utilities - 0.3%

 Independent Power Producer & Energy Traders - 0.3%

 1,726,000

 Energy Development Corp. *

 $

 278,110

 1,260,700

 First Gen Corp. *

 447,557

 $

 725,667

 Total Utilities

 $

 725,667

 TOTAL COMMON STOCKS

 $

 71,679,743

 (Cost  $67,997,006)

 Principal

 Amount ($)

 CORPORATE BONDS - 7.0%

 Energy - 3.0%

 Integrated Oil & Gas - 2.0%

 2,400,000

 Lukoil International Finance BV, 7.25%, 11/5/19

 $

 2,685,120

 1,385,000

 Petrobras International Finance, 5.875%, 3/1/18

 1,542,053

 $

 4,227,173

 Oil & Gas Exploration & Production - 1.0%

 634,000

 Gaz Capital SA, 6.212%, 11/22/16

 $

 696,639

 900,000

 Gazprom OAO, 6.51%, 3/7/22

 983,250

 350,000

 Whiting Petroleum, 6.5%, 10/1/18

 360,500

 $

 2,040,389

 Total Energy

 $

 6,267,562

 Materials - 0.5%

 Diversified Metals & Mining - 0.1%

 230,000

 Xstrata Canada Corp., 7.25%, 7/15/12

 $

 243,025

 Paper Products - 0.4%

 425,000

 International Paper Co., 7.95%, 6/15/18

 $

 522,519

 250,000

 International Paper Co., 5.25%, 4/1/16

 275,099

 $

 797,618

 Total Materials

 $

 1,040,643

 Transportation - 0.2%

 Railroads - 0.2%

 390,000

 Kansas City Southern Railway, 8.0%, 6/1/15

 $

 419,250

 Total Transportation

 $

 419,250

 Media - 0.2%

 Cable & Satellite - 0.2%

 300,000

 Time Warner Cable, Inc., 8.25%, 2/14/14

 $

 349,117

 Total Media

 $

 349,117

 Food, Beverage & Tobacco - 0.3%

 Brewers - 0.1%

 329,000

 Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14

 $

 371,382

 Packaged Foods & Meats - 0.1%

 266,000

 WM Wrigley Jr. Co., 3.7%, 6/30/14 (b)

 $

 277,943

 Total Food, Beverage & Tobacco

 $

 649,325

 Banks - 1.0%

 Regional Banks - 1.0%

 2,000,000

 PNC Financial Services Group, Inc., 6.75%, 12/31/99

 $

 1,995,680

 Total Banks

 $

 1,995,680

 Diversified Financials - 0.3%

 Diversified Financial Services - 0.3%

 300,000

 Queen Street II Capital, Ltd., 0.0%, 4/9/14

 $

 295,140

 250,000

 Residential Reinsurance 2010, Ltd., 0.0%, 6/6/13

 241,225

 $

 536,365

 Total Diversified Financials

 $

 536,365

 Insurance - 0.3%

 Reinsurance - 0.3%

 500,000

 Montana Re, Ltd., 0.0%, 1/8/14

 $

 471,950

 250,000

 Successor X, Ltd., Floating Rate Note, 12/13/13

 246,075

 $

 718,025

 Total Insurance

 $

 718,025

 Technology Hardware & Equipment - 0.4%

 Communications Equipment - 0.1%

 375,000

 Motorola, Inc., 5.375%, 11/15/12

 $

 394,359

 Electronic Components - 0.1%

 150,000

 Amphenol Corp., 4.75%, 11/15/14

 $

 164,344

 Office Electronics - 0.1%

 230,000

 Xerox Corp., 4.25%, 2/15/15

 $

 247,666

 Total Technology Hardware & Equipment

 $

 806,369

 Semiconductors - 0.1%

 Semiconductors - 0.1%

 1,000,000

 LDK Solar Co., Ltd., 10.0%, 2/28/14

 $

 142,963

 Total Semiconductors

 $

 142,963

 Telecommunication Services - 0.6%

 Integrated Telecommunication Services - 0.6%

 500,000

 Bell Canada, 3.65%, 5/19/16

 $

 535,228

 350,000

 Bell Canada, 4.85%, 6/30/14

 391,082

 300,000

 Qwest Corp., Floating Rate Note, 6/15/13

 307,125

 $

 1,233,435

 Total Telecommunication Services

 $

 1,233,435

 Utilities - 0.2%

 Independent Power Producer & Energy Traders - 0.2%

 400,000

 East Lane Re, Ltd., 0.0%, 3/1/15

 $

 396,920

 Total Utilities

 $

 396,920

 TOTAL CORPORATE BONDS

 $

 14,555,654

 (Cost  $14,390,872)

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.9%

 6,558,006

 U.S. Treasury Inflation Notes, 1.25%, 7/15/20

 $

 7,183,581

 5,047,200

 U.S. Treasury Notes, 4.25%, 11/15/40

 5,145,777

 4,351,600

 U.S. Treasury Notes, 4.375%, 5/15/41

 4,529,755

 3,593,800

 U.S. Treasury Notes, 4.625%, 2/15/40

 3,904,887

 7,430,000

 U.S. Treasury Notes, 4.75%, 2/15/41

 8,229,884

 $

 28,993,884

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

 $

 28,993,884

 (Cost  $27,877,676)

 FOREIGN GOVERNMENT BONDS - 16.7%

 AUD

 5,350,000

 Australia Government Bonds, 4.75%, 11/15/12

 $

 5,903,925

 CAD

 1,658,000

 Canadian Government Bonds, 3.25%, 6/1/21

 1,804,325

 CZK

 11,450,000

 Czech Republic Government Bonds, 4.7%, 9/12/22

 731,281

 BRL

 10,053,000

 Federal Republic of Brazil, 12.5%, 1/5/16

 7,736,812

 IDR

 28,011,000,000

 Indonesia Treasury Bonds, 11.0%, 11/15/20

 4,168,950

 IDR

 36,338,000,000

 Indonesia Treasury Bonds, 8.25%, 7/15/21

 4,665,132

 EUR

 906,500

 Ireland Government Bonds, 5.0%, 10/18/20

 871,034

 EUR

 936,500

 Ireland Government Bonds, 5.4%, 3/13/25

 877,311

 NZD

 2,080,000

 New Zealand Government Bonds, 5.0%, 3/15/19

 1,847,451

 NOK

 17,400,000

 Norway Government Bonds, 3.75%, 5/25/21

 3,458,311

 PHP

 75,260,000

 Philippine Government Bonds, 6.375%, 1/19/22

 1,816,577

 600,000

 Republic of Uruguay, 8.0%, 11/18/22

 781,500

 $

 34,662,609

 TOTAL FOREIGN GOVERNMENT BONDS

 $

 34,662,609

 (Cost  $32,232,952)

 MUNICIPAL BONDS - 1.5%

 Municipal Higher Education - 1.5%

 1,000,000

 California Educational Facilities, 5.25%, 4/1/40

 $

 1,153,820

 390,000

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 404,009

 1,000,000

 Massachusetts Development Finance Agency, 5.0%, 10/15/40

 1,050,380

 500,000

 New York State Dormitory Authority, 5.0%, 10/1/41

 524,600

 $

 3,132,809

 TOTAL MUNICIPAL BONDS

 $

 3,132,809

 (Cost  $2,988,315)

 Shares

 EXCHANGE TRADED FUNDS - 20.6%

 30,800

 iShares Dow Jones International Select Dividend Index Fund (b)

 $

 1,060,752

 104,200

 iShares Dow Jones Select Dividend Index Fund (b)

 5,349,628

 653,750

 iShares Gold Trust Index Fund

 10,375,013

 98,150

 iShares MSCI Canada Index Fund (b)

 3,036,761

 64,450

 iShares MSCI Malaysia Index Fund

 971,262

 63,100

 iShares MSCI Russia Index Fund

 1,844,413

 113,780

 iShares MSCI Singapore Index Fund

 1,637,294

 7,800

 iShares MSCI South Korea Index Fund

 512,304

 93,726

 iShares MSCI Taiwan Index Fund (b)

 1,422,761

 55,119

 S&P 500 Depositary Receipt

 7,113,107

 295,950

 PowerShares DB Agriculture Fund

 9,544,387

 $

 42,867,682

 TOTAL EXCHANGE TRADED FUNDS

 $

 42,867,682

 (Cost  $40,499,181)

 Principal

 Amount ($)

 SENIOR FLOATING RATE LOAN INTERESTS - 0.8%**

 Materials - 0.1%

 Aluminum - 0.1%

 248,750

 3.75

 Novelis, Inc., Term Loan, 3/11/17

 $

 249,424

 Total Materials

 $

 249,424

 Capital Goods - 0.1%

 Building Products - 0.1%

 249,375

 4.00

 Armstrong World Industries, Inc., Term B1 Loan, 3/8/18

 $

 249,895

 Total Capital Goods

 $

 249,895

 Transportation - 0.2%

 Trucking - 0.2%

 330,174

 6.00

 Swift Transportation Co. LLC, Term Loan, 11/22/16

 $

 332,195

 Total Transportation

 $

 332,195

 Health Care Equipment & Services - 0.1%

 Health Care Services - 0.1%

 245,313

 4.75

 Gentiva Health Services, Inc., Term B1 Loan, 2/22/16

 $

 241,735

 Total Health Care Equipment & Services

 $

 241,735

 Software & Services - 0.1%

 Data Processing & Outsourced Services - 0.1%

 248,125

 5.25

 Fidelity National, Inc., Term B Loan, 7/18/16

 $

 249,365

 Total Software & Services

 $

 249,365

 Technology Hardware & Equipment - 0.2%

 Communications Equipment - 0.2%

 349,125

 5.00

 CommScope, Inc., Term Loan, 1/3/18

 $

 350,978

 Total Technology Hardware & Equipment

 $

 350,978

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 $

 1,673,592

 (Cost  $1,661,901)

 TEMPORARY CASH INVESTMENTS - 12.4%

 Repurchase Agreement - 6.1%

 4,235,000

 Deutsche Bank Securities, Inc., 0.2%, dated 7/29/11, repurchase price of

 $4,235,000 plus accrued interest on 8/1/11 collateralized by the following:

 $3,000,907 U.S. Treasury Bonds, 6.5%, 11/15/26

 $1,318,794 U.S. Treasury Notes, 0.75%, 12/15/13

 $

 4,235,000

 4,235,000

 JPMorgan Securities, Inc., 0.19%, dated 7/29/11, repurchase price of

 $4,235,000 plus accrued interest on 8/1/11 collateralized by $4,319,757

 Federal National Mortgage Association, 4.5-6.5%, 6/1/37-5/1/41

 4,235,000

 4,235,000

 SG Americas Securities LLC, 0.18%, dated 7/29/11, repurchase price of $4,235,000 plus accrued interest on 8/1/11 collateralized by the following:

 $2,853,549 Federal National Mortgage Association, 4.5-5.0%, 5/1/39-2/1/41

 $1,074,035 Federal Home Loan Mortgage Corp., 3.799-5.619%, 1/1/38-7/1/41

 $392,116 Freddie Mac Giant, 5.5%, 8/1/40

 4,235,000

 $

 12,705,000

 Securities Lending Collateral  - 6.3% (c)

 Certificates of Deposit:

 395,663

 Bank of America NA, 0.19%, 9/2/11

 $

 395,663

 395,663

 Bank of Montreal Chicago, 0.18%, 10/20/11

 395,663

 316,530

 Bank of Nova Scotia, 0.30%, 6/11/12

 316,530

 79,133

 Bank of Nova Scotia, 0.25%, 9/29/11

 79,133

 183,983

 BBVA Group NY, 0.47%, 8/10/11

 183,983

 55,393

 BNP Paribas Bank NY, 0.27%, 8/5/11

 55,393

 395,663

 Canadian Imperial Bank of Commerce NY, 0.20%, 10/3/11

 395,663

 316,530

 DnB NOR Bank ASA NY, 0.18%, 8/10/11

 316,530

 197,828

 National Australia Bank NY, 0.29%, 10/19/11

 197,828

 435,292

 RaboBank Netherland NV NY, 0.29%, 4/2/12

 435,292

 237,404

 Royal Bank of Canada, 0.26%, 8/5/11

 237,404

 237,398

 Royal Bank of Canada NY, 0.32%, 12/2/11

 237,398

 395,663

 Westpac Banking Corp. NY, 0.32%, 12/6/11

 395,663

 $

 3,642,143

 Commercial Paper:

 158,265

 American Honda Finance, 0.34%, 1/11/12

 $

 158,265

 237,360

 Australia & New Zealand Banking Group, 0.34%, 9/6/11

 237,360

 144,825

 Australia & New Zealand Banking Group, 0.87%, 8/4/11

 144,825

 215,433

 CATFIN, 0.87%, 8/4/11

 215,433

 197,827

 CBAPP, 0.20%, 8/3/11

 197,827

 158,379

 General Electric Capital Corp., 0.37%, 4/10/12

 158,379

 43,550

 General Electric Capital Corp., 0.44%, 11/21/11

 43,550

 360,036

 HSBC, 0.17%, 8/9/11

 360,036

 150,330

 JDCCPP, 0.10%, 9/20/11

 150,330

 356,096

 JPMorgan Chase & Co., 0.30%, 7/17/12

 356,096

 197,763

 NABPP, 0.19%, 10/3/11

 197,763

 355,828

 NESCAP, 0.25%, 12/20/11

 355,828

 316,129

 NORDNA, 0.28%, 1/9/12

 316,129

 253,595

 OLDLLC, 0.17%, 10/5/11

 253,595

 118,660

 OLDLLC, 0.17%, 10/711

 118,660

 197,831

 Royal Bank of Canada NY, 0.30%, 6/29/12

 197,831

 197,715

 SANCPU, 0.73%, 9/1/11

 197,715

 237,306

 Sanofi Aventis, 0.68%, 10/20/11

 237,306

 276,862

 SEB, 0.30%, 9/12/11

 276,862

 356,086

 SEB, 0.12%, 8/8/11

 356,086

 158,233

 SOCNAM, 0.22%, 9/1/11

 158,233

 395,663

 Svenska Handelsbanken, 0.29%, 6/29/12

 395,663

 212,112

 TBLLC, 0.17%, 10/12/11

 212,112

 158,441

 TBLLC, 0.18%, 10/12/11

 158,441

 395,663

 Toyota Motor Credit Corp., 0.33%, 9/8/11

 395,663

 45,895

 VARFUN, 0.15%, 8/8/11

 45,895

 110,781

 VARFUN, 0.15%, 8/9/11

 110,781

 197,827

 VARFUN, 0.15%, 8/4/11

 197,827

 158,293

 Wachovia, 0.30%, 10/15/11

 158,293

 118,779

 Wachovia, 0.29%, 3/1/12

 118,779

 79,170

 Wells Fargo & Co., 0.25%, 1/24/12

 79,170

 $

 6,560,733

 Tri-party Repurchase Agreements:

 324,443

 Barclays Capital Plc, 0.19%, 8/1/11

 $

 324,443

 387,591

 Deutsche Bank AG, 0.18%, 8/1/11

 387,591

 933,305

 RBS Securities, Inc., 0.18%, 8/1/11

 933,305

 $

 1,645,339

 Shares

 Money Market Mutual Funds:

 593,494

 Dreyfus Preferred Money Market Fund

 $

 593,494

 593,494

 Fidelity Prime Money Market Fund

 593,494

 $

 1,186,988

 Total Securities Lending Collateral

 $

 13,035,203

 TOTAL TEMPORARY CASH INVESTMENTS

 $

 25,740,203

 (Cost  $25,740,203)

 TOTAL INVESTMENT IN SECURITIES - 107.3%

 $

 223,306,176

 (Cost  $213,388,106)(a)

 OTHER ASSETS AND LIABILITIES - (7.3) %

 $

 (15,210,785)

 TOTAL NET ASSETS - 100.0%

 $

 208,095,391

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $213,423,843 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 12,567,393

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (2,685,060)

 Net unrealized gain

 $

 9,882,333

 (b)

 At July 31, 2011, the following securities were out on loan:

 Shares

 Security

 Value

              48,000

 Campbell Soup Co.

 $

         1,586,400

              21,900

 iShares Dow Jones International Select Dividend Index Fund

            754,236

            100,000

 iShares Dow Jones Select Dividend Index Fund

         5,134,000

              97,000

 iShares MSCI Canada Index Fund

         3,001,180

              92,500

 iShares MSCI Taiwan Index Fund

         1,404,150

                8,000

 Molycorp, Inc. *

            509,040

  Principal

 Amount ($)

            263,000

 WM Wrigley Jr. Co., 3.7%, 6/30/14

            275,593

 Total

 $

 12,664,599

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

 AUD

 Australian Dollar

 BRL

 Brazilian Real

 CAD

 Canadian Dollar

 CZK

 Czech Koruna

 EUR

 Euro Dollar

 IDR

 Indonesian Rupiah

 NOK

 Norwegian Krone

 NZD

 New Zealand Dollar

 PHP

 Philippine Peso

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
71,679,743

$
-

$
-

$
71,679,743

 Corporate Bonds

-

14,555,654

-

14,555,654

 U.S. Government Agency Obligations

-

28,993,884

-

28,993,884

 Foreign Government Bonds

-

34,662,609

-

34,662,609

 Municipal Bonds

-

3,132,809

-

3,132,809

 Exchange Traded Funds

42,867,682

-

-

42,867,682

 Senior Floating Rate Loan Interests

-

1,673,592

-

1,673,592

 Temporary Cash Investments

-

24,553,215

-

24,553,215

 Money Market Mutual Funds

1,186,988

-

-

1,186,988

 Total

$
115,734,413

$
107,571,763

$
-

$
223,306,176

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VI

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2011

* Print the name and title of each signing officer under his or her signature.